Other Income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other Income
	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Interest income	3,771	19,435	4,613
Foreign exchange gain	352,100	768,785	182,492
Reimbursement income for expenses incurred	44,377	-	-
Reversal of impairment allowance on other receivables	64,384	625,137	148,393
Rental income	-	295,000	70,026
Others	26,769	6,015	1,429
Total	491,401	1,714,372	406,953